Financial risk management and financial instruments - Other Long Term Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
At January 1	€ 43	€ 64	€ 49
Initial recognition of long term investment	3	3	2
Changes in fair value recorded in other comprehensive (loss)/income	16	(25)	158
Changes in fair value recognized in consolidated statement of operations	0	(1)	(4)
Sale of long term investment	0	0	(144)
Effect of changes in foreign exchange rates	(1)	2	3
At December 31	€ 61	€ 43	€ 64